STATEMENTS OF OPERATIONS (USD $)	12 Months Ended		66 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012
Sales	$ 0	$ 0	$ 0
Cost of Sales	0	0	0
Gross Profit	0	0	0
General and administrative expenses:
Exploration costs	0	0	4,880
Consulting	3,344	82,827	223,671
Insurance		11,414	29,802
Investor relations	5,640	3,103	114,649
Legal fees	16,866	67,118	290,668
Tax and license	1,923	1,272	11,938
Bank charges	272	357	2,106
Accounting	22,904	18,949	92,117
Other office and miscellaneous	9,256	11,660	51,423
Total operating expenses	60,205	196,700	821,254
(Loss) from operations	(60,205)	(196,700)	(821,254)
Other income (expense):
Interest income	0	0	0
Forgiveness of debt	0	478,300	478,300
Loss on write-off of mineral properties	0	0	(4,851,271)
Loss on write-off of website softwarecosts	(10,573)	0	(12,840)
Investment losses	0	0	(21,269)
Interest (expense)	(8,002)	(6,028)	(31,854)
Income/(Loss) before taxes	(78,780)	275,572	(5,260,188)
Provision/(credit) for taxes on income	0	0	0
Net Income/(loss)	$ (78,780)	$ 275,572	$ (5,260,188)
Basic earnings/(loss) per common share (in Dollars per share)	$ (0.01)	$ 0.00
Weighted average number of shares outstanding (in Shares)	6,391,730	68,201,843